Net Revenues (Details) - Schedule of our liabilities related to contracts with customers and related timing of revenue recognition - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of our liabilities related to contracts with customers and related timing of revenue recognition [Abstract]
Deferred revenues	$ 1,179		$ 2,143	$ 3,246
Revenue recognized, that was deferred in the previous year	$ 1,300	$ 700	$ 1,649	$ 2,131